CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 18,403	$ 9,882
Marketable securities and term deposits	18,580	18,563
Restricted cash equivalents and marketable securities	302	295
Interest and other receivables	507	172
Other current assets	1,537	1,548
Total current assets	39,329	30,460
Security deposits	67	54
Restricted cash equivalents and marketable securities	72	349
Property and equipment, net	333	219
Total assets	39,801	31,082
Current liabilities
Accounts payable and accrued liabilities	5,272	3,749
Current portion of other liability	68
Total current liabilities	5,340	3,749
Other liability	45	28
Total liabilities	5,385	3,777
Commitments and contingencies
Stockholders' equity
Preferred stock, $0.001 par value, 10,000,000 shares authorized; none issued and outstanding at December 31, 2012 and 2011, respectively
Common stock, $0.001 par value; 100,000,000 authorized; 9,957,739 and 6,358,267 issued and outstanding at December 31, 2012 and 2011, respectively	10	6
Warrants	11,153	6,247
Additional paid-in capital	154,224	132,312
Accumulated other comprehensive income	9,520	8,945
Accumulated deficit	(140,491)	(120,205)
Total stockholders' equity	34,416	27,305
Total liabilities and stockholders' equity	$ 39,801	$ 31,082